Other liabilities (Details) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Current
Accrued expenses	₨ 15,178		₨ 14,861
Employee benefits payable	4,542		3,927
Statutory dues payable	722		915
Deferred revenue	590		622
Advance from customers	761		360
Others	2,558		1,983
Current liabilities	24,351	$ 352	22,668
Non-current
Deferred revenue	2,002		2,697
Others	866		883
Non-current liabilities	₨ 2,868	$ 41	₨ 3,580